Shareholders’ Equity (Details) - Schedule of Stock Warrant Activities - Warrant [Member]	12 Months Ended
Mar. 31, 2024 $ / shares shares
Class of Warrant or Right [Line Items]
Outstanding and exercisable at beginning of the period, Shares | shares	1,121,538,480
Outstanding and exercisable at beginning of the period, Weighted Average Exercise Price | $ / shares	$ 0.33
Issued during the period, Shares | shares
Issued during the period, Weighted Average Exercise Price | $ / shares
Exercised during the period, Shares | shares
Exercised during the period, Weighted Average Exercise Price | $ / shares
Cancelled or expired during the period, Shares | shares
Cancelled or expired during the period, Weighted Average Exercise Price | $ / shares
Outstanding and exercisable at end of the period, Shares | shares	1,121,538,480
Outstanding and exercisable at end of the period, Weighted Average Exercise Price | $ / shares	$ 0.33